Expense Example - Institutional - iShares Edge MSCI Min Vol USA Index Fund - Institutional Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 621